8. Share-based payments (Details 7) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Volatility	127.00%
Risk-free interest rate	0.90%
Expected life (years)	3 years
Dividend yield	$ 0
Nonemployee Common stock warrants - Service and performance conditions [Member] | Minimum [Member]
Volatility		102.00%	208.00%
Risk-free interest rate		0.90%	1.10%
Expected life (years)		3 years	3 years
Dividend yield
Nonemployee Common stock warrants - Service and performance conditions [Member] | Maximum [Member]
Volatility		184.00%	322.00%
Risk-free interest rate		1.40%	1.70%
Expected life (years)		5 years	5 years
Dividend yield